Document and Entity Information	12 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	SIONIX CORP
Entity Central Index Key	0000764667
Document Type	S-1
Document Period End Date	Sep. 30, 2011
Amendment Flag	true
Amendment Description	This amendment is being filed to update the previous filed S-1 to include XBRL in this amendment.
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company